Cover	Apr. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2023
Entity File Number	001-39388
Entity Registrant Name	PhenomeX Inc.
Entity Central Index Key	0001689657
Entity Tax Identification Number	35-2415390
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5858 Horton Street
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	858-2855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00005 par value
Trading Symbol	CELL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false